Revenue and Cost of Sales (Details) - Schedule of Cost of Sales - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Sales [Abstract]
Cost of sales	$ 26,264	$ 17,835	$ 11,675
Total cost sales	$ 26,264	$ 17,835	$ 11,675